Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables
	As of December 31,
	2025	2024
	USD thousands
Due to related parties - salary related	325	317
Accrued expenses and other	797	692
Government authorities	20	65
Salary related	231	126
	1,373	1,200